RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

8)       RELATED PARTY TRANSACTIONS

In 2013, MLOA used a portion of the consideration received from the reinsurance agreement with Protective to return $200 million of capital to its parent AEFS and to donate $20 million to AXA Foundation, Inc. (the “Foundation”). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable its subsidiaries and affiliates, including MLOA.

In August 2012, MLOA sold its entire portfolio of agricultural mortgage loans on real estate to AXA Equitable, an affiliate, in exchange for $42 million dollars in cash. MLOA recorded a pre-tax net realized gain of $3 million related to the sale.

Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $89 million, $57 million and $54 million for 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, respectively, MLOA reported a $26 million and $23 million payable to AXA Equitable in connection with its service agreement.

Various AXA affiliates, including MLOA, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. Beginning in 2008 AXA Global Life, in turn, retrocedes a quota share portion of these risks to MLOA on a one-year term basis.

MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis and reinsured the no lapse guarantee riders through AXA RE Arizona Company.

During 2013, 2012 and 2011, premiums, claims and expenses assumed and ceded under these agreements were not significant.

In 2013, 2012 and 2011, respectively, MLOA paid AXA Distribution and its subsidiaries $47 million, $32 million and $24 million of commissions and fees for sales of insurance products. MLOA charged AXA Distribution's subsidiaries $29 million, $25 million and $3 million, respectively, for their applicable share of operating expenses in 2013, 2012 and 2011, pursuant to the Agreements for Services.

In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $2 million for 2013, 2012 and 2011, respectively.